Leases (Details 2) - Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	$ 270	$ 335	$ 237
No Later Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	122
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	148	241	160
More Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases		7	17
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases		$ 87
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases			$ 60